Debt securities - Summary of securities (Details) - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt securities
Disclosure of financial assets [line items]
Financial assets	€ 113,924	€ 108,078
Debt securities at fair value through other comprehensive income
Disclosure of financial assets [line items]
Financial assets	49,846	46,389	€ 41,116
Debt securities at fair value through other comprehensive income | Debt securities
Disclosure of financial assets [line items]
Financial assets	45,618	42,219
Debt securities at amortised cost | Debt securities
Disclosure of financial assets [line items]
Financial assets	53,805	50,273
Debt securities at fair value through other comprehensive income and amortised cost | Debt securities
Disclosure of financial assets [line items]
Financial assets	99,423	92,493
Trading assets | Debt securities
Disclosure of financial assets [line items]
Financial assets	10,515	10,080
Debt securities designated and measured at fair value through profit or loss | Debt securities
Disclosure of financial assets [line items]
Financial assets	3,199	4,718
Debt securities mandatorily measured at fair value through profit or loss | Debt securities
Disclosure of financial assets [line items]
Financial assets	787	789
Total debt securities at fair value through profit or loss | Debt securities
Disclosure of financial assets [line items]
Financial assets	€ 14,501	€ 15,586